Transactions with Related Parties, Non-executive Directors' Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Abstract]
General and administrative expenses	$ 8,602,749	$ 10,198,863	$ 5,357,265
Related Party [Member]
Related Party Transaction [Abstract]
General and administrative expenses	7,044,340	8,670,424	4,007,215
Related Party [Member] | Non-executive Directors [Member]
Related Party Transaction [Abstract]
General and administrative expenses	$ 110,000	$ 110,000	$ 32,740